CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities
Net loss	$ (326,984,240)	$ (806,795,641)	$ (1,006,658,828)	$ (740,324,752)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	29,174,038	71,015,371	85,441,869	43,715,242
Deferred income taxes	(3,890,100)	(445,808)	(10,990,882)	1,600
Depreciation and amortization	17,768,083	10,991,239	16,388,299	3,282,285
Impairment of intangible assets	73,447,067		5,873,000
Non-cash financing loss on over-exercise of warrants		(8,934,892)	8,934,892
Non-cash interest and other operating activities		1,656,288	199,998	13,883,637
Impairment of goodwill	28,846,832		63,988,000
Impairment of right-of-use assets	3,197,668
Other financing costs - ELOC commitment fee	6,000,000
Other financing costs - Initial recognition of derivative liabilities	4,261,718	504,373,115
Other financing costs - initial recognition of warrants	13,652,762
Revaluation of derivative liabilities	888,075	89,462,559	116,256,212	122,803,715
Loss/(gain) on other warrants revaluation	(82,938)
Loss/(gain) on extinguishment of debt	655,721	6,246,089	6,246,089	41,096
Loss/(gain) on asset disposal	477,838		(386,377)	50,574
Amortization of debt discount	8,366,613	442,091	662,047	19,595,915
Non-cash interest and other operating activities		(1,656,288)	(199,998)	(13,883,637)
Non-cash financing loss on over-exercise of warrants		8,934,892	(8,934,892)
Issuance of warrants to suppliers		6,814,000
Changes in operating assets and liabilities:
Accounts receivable	671,750
Inventories	(21,027,871)		(16,807,013)
Prepaids and other current assets	(279,024)	(14,089,476)	(22,687,245)	3,114,540
Accounts payable	18,788,174	6,013,276	7,784,136	1,192,113
Accrued expenses and other liabilities	1,757,670	4,835,588	38,500,352	(18,013,899)
Deferred tax liability
Right of use assets and lease liabilities	(872,733)	231,048	261,222	441,066
Net cash used in operating activities	(145,182,897)	(113,627,945)	(179,172,191)	(65,795,610)
Cash Flows from Investing Activities
Purchase of equipment	(14,053,838)	(14,328,228)	(14,508,004)	(11,606,944)
Purchase of intangible assets		(204,660)	(498,431)	(415,181)
ELMS assets purchase		(92,916,874)	(92,916,874)	(5,500,000)
Acquisition of Bollinger Motors, Inc, net of cash acquired				(29,631,984)
Net cash used in investing activities	(14,053,838)	(107,449,762)	(107,923,309)	(47,154,109)
Cash Flows from Financing Activities
Proceeds from issuance of convertible notes payable	12,450,000	170,000,000	170,000,000	12,240,353
Proceeds from issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock		196,999,970	196,999,970	142,873,667
Payment of notes payable	(4,945,832)	(20,685,000)	(20,694,353)	(15,100,768)
Reimbursement for over issuance of shares		17,819,660	17,721,868
Payments to acquire treasury stock			(5,610,600)
Proceeds from issuance of common stock				42,269,378
Proceeds from issue of prefunded warrants				15,000,000
Net cash provided by financing activities	7,504,168	364,134,630	358,416,885	197,282,630
Increase in cash	(151,732,567)	143,056,923	71,321,385	84,332,911
Cash, cash equivalents and restricted cash (in amount of $30,289,400), beginning of period	155,696,470	84,375,085	84,375,085	42,174
Cash, cash equivalents and restricted cash (in amount of $429,372), ending of period	3,963,903	227,432,008	155,696,470	84,375,085
Supplemental disclosure of Cash Flow information:
Cash paid for interest	37,458	122,500	122,501	1,407,988
Supplemental Disclosure for Non-Cash Activities:
Exercise of warrants recognized earlier as liabilities	67,826,884	391,057,576	627,836,463	555,161,139
Right-of-use assets obtained in exchange of operating lease liabilities	11,867,625		2,112,773	4,081,716
Convertible notes and interest - conversion to common stock	8,136,004	153,222,236	167,070,343	17,339,000
Extinguishment of accounts payable with recognition of derivatives	4,623,655
Common stock issued to settle other derivative liability	3,293,965
Common stock issued to extinguish other liabilities	639,146		5,524,838
Notes issued to extinguish liability to issue stock		66,752,533	11,597,571
Reclassification of derivatives to equity upon authorization of common shares		47,818,882	47,818,882
Waiver of dividends by stockholders		7,387,810	7,387,808
Warrants issued to suppliers		6,814,000
Debt conversion to common stock		1,096,787
Extinguishment of operational liabilities by sale of property		767,626	760,669
Preferred stock converted to common stock		273,364
Prefunded warrants converted to common stock		250,466
Extinguishment of financial liabilities by sale of property		$ 231,958
Initial recognition of derivative liabilities			513,052,038	484,421,258
Impairment of property, plant, and equipment, and other non-current assets	$ 0		14,770,000
Cash paid for taxes
Extinguishment of financial liabilities by sale of property			238,259
Preferred shares issued in exchange for convertible debt				24,988,926
Stock based payment for business acquired				41,577,647
Conversion of a note payable to a liability to issue shares				$ 10,413,900